5. INCOME TAXES - Tax Expense Benefit (Details)- annual (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member
Net loss	$ (379,011)	$ (534,887)	$ (2,008,101)	$ (888,022)
Income tax expense (benefit) applying prevailing federal and state income tax rates			(843,400)	(373,000)
Less valuation allowance			843,400	373,000
Net income tax expense